FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06135
                                  -----------

                       TEMPLETON INSTITUTIONAL FUNDS, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

           CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
           --------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 954/527-7500
                                                    -------------
Date of fiscal year end:  12/31
                         ------

Date of reporting period: 9/30/07
                         ---------

ITEM 1. SCHEDULE OF INVESTMENTS.



Templeton Institutional Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

CONTENTS

TIFI Emerging Markets Series ..............................................    3

TIFI Foreign Equity Series ................................................    8

TIFI Foreign Smaller Companies Series .....................................   13

Notes to Statements of Investments ........................................   18

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                         Quarterly Statements of Investments | 1

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

Templeton Institutional Funds, Inc.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
    EMERGING MARKETS SERIES                                               INDUSTRY                    SHARES/RIGHTS      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 94.7%
    COMMON STOCKS AND RIGHTS 83.1%
    AUSTRIA 1.2%
    OMV AG ...........................................           Oil, Gas & Consumable Fuels                591,309  $  39,490,136
                                                                                                                     -------------
    BRAZIL 2.4%
    AES Tiete SA .....................................  Independent Power Producers & Energy Traders    265,606,693      9,643,276
    Companhia de Bebidas das Americas (AmBev) ........                    Beverages                          42,578      3,042,945
    Localiza Rent a Car SA ...........................                   Road & Rail                         95,443        973,696
a,b Marfrig Frigorificos e Comercio De Alimentos
      SA, 144A .......................................            Food & Staples Retailing                  136,500      1,414,894
    Natura Cosmeticos SA .............................                Personal Products                   2,973,089     35,683,556
    Souza Cruz SA ....................................                     Tobacco                        1,177,307     30,572,729
                                                                                                                     -------------
                                                                                                                        81,331,096
                                                                                                                     -------------
    CHINA 23.6%
    Air China Ltd., H ................................                    Airlines                       12,226,000     17,455,717
  b Aluminum Corp. of China Ltd., H, 144A ............                 Metals & Mining                    1,114,000      3,202,529
    Aluminum Corp. of China Ltd., H ..................                 Metals & Mining                   56,030,000    161,075,124
    Bank of China Ltd., H ............................                Commercial Banks                  122,376,000     65,481,694
    Beijing Capital Land Ltd., H .....................      Real Estate Management & Development          6,422,000      5,765,753
  a China Coal Energy Co., H .........................           Oil, Gas & Consumable Fuels              7,688,000     22,843,134
    China Construction Bank Corp., H .................                Commercial Banks                   19,810,000     18,065,960
    China International Marine Containers
      (Group) Co. Ltd., B ..............................                  Machinery                       2,632,800      5,655,417
  a China Molybdenum Co. Ltd., H .....................                 Metals & Mining                    1,773,000      3,904,297
    China Netcom Group Corp. (Hong Kong) Ltd. ........     Diversified Telecommunication Services           492,000      1,316,312
    China Petroleum and Chemical Corp., H ............           Oil, Gas & Consumable Fuels             90,104,000    112,536,558
    China Shenhua Energy Co. Ltd., H .................           Oil, Gas & Consumable Fuels              1,594,500      9,577,931
    China Shipping Container Lines Co. Ltd., H .......                     Marine                         8,316,500      6,450,423
    China Telecom Corp. Ltd., H ......................     Diversified Telecommunication Services        82,960,000     62,531,189
    China Unicom Ltd. ................................       Wireless Telecommunication Services          1,872,000      3,871,883
    CNOOC Ltd. .......................................           Oil, Gas & Consumable Fuels             30,569,000     51,351,689
    Denway Motors Ltd. ...............................                   Automobiles                     47,453,000     27,527,739
    Dongfeng Motor Corp., H ..........................                   Automobiles                      5,748,000      5,049,726
    Hopson Development Holdings Ltd. .................      Real Estate Management & Development          1,928,000      6,422,988
    Huaneng Power International Inc., H ..............  Independent Power Producers & Energy Traders     16,032,000     22,147,378
    Nine Dragons Paper Holdings Ltd. .................             Paper & Forest Products                2,755,000      8,611,091
    PetroChina Co. Ltd., H ...........................           Oil, Gas & Consumable Fuels             78,494,000    148,821,017
    Shanghai Industrial Holdings Ltd. ................            Industrial Conglomerates                5,303,000     26,465,718
    Travelsky Technology Ltd., H .....................                   IT Services                      2,606,000      2,792,221
    Yanzhou Coal Mining Co. Ltd., H ..................           Oil, Gas & Consumable Fuels              2,308,000      4,749,918
                                                                                                                     -------------
                                                                                                                       803,673,406
                                                                                                                     -------------
    HONG KONG 0.4%
    Dairy Farm International Holdings Ltd. ...........            Food & Staples Retailing                1,834,119      8,620,359
    Hopewell Holdings Ltd. ...........................          Transportation Infrastructure             1,040,000      4,962,924
                                                                                                                     -------------
                                                                                                                        13,583,283
                                                                                                                     -------------


                                         Quarterly Statements of Investments | 3

Templeton Institutional Funds, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
    EMERGING MARKETS SERIES                                               INDUSTRY                    SHARES/RIGHTS      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND RIGHTS (CONTINUED)
    HUNGARY 2.9%
    Magyar Telekom PLC ...............................     Diversified Telecommunication Services         3,033,893  $  16,894,708
    MOL Hungarian Oil and Gas Nyrt. ..................           Oil, Gas & Consumable Fuels                329,249     53,320,433
    OTP Bank Ltd. ....................................                Commercial Banks                      532,863     28,931,477
                                                                                                                     -------------
                                                                                                                        99,146,618
                                                                                                                     -------------
    INDIA 2.8%
    Ashok Leyland Ltd. ...............................                    Machinery                       6,190,061      7,132,773
    Gail India Ltd. ..................................                  Gas Utilities                     1,654,039     15,795,947
    Hindalco Industries Ltd. .........................                 Metals & Mining                    2,375,134     10,300,632
  c Hindustan Unilever Ltd. ..........................               Household Products                     917,300      5,073,367
    Maruti Suzuki India Ltd. .........................                   Automobiles                         36,440        918,396
    National Aluminium Co. Ltd. ......................                 Metals & Mining                      885,708      6,737,723
    Oil & Natural Gas Corp. Ltd. .....................           Oil, Gas & Consumable Fuels              1,280,753     30,933,770
    Sesa Goa Ltd. ....................................                 Metals & Mining                       14,700        935,615
    Shipping Corp. of India Ltd. .....................                     Marine                            97,968        547,149
    Tata Consultancy Services Ltd. ...................                   IT Services                        651,568     17,361,182
                                                                                                                     -------------
                                                                                                                        95,736,554
                                                                                                                     -------------
    ISRAEL 0.1%
  a Taro Pharmaceutical Industries Ltd. ..............                 Pharmaceuticals                      620,610      4,716,636
                                                                                                                     -------------
    MEXICO 4.4%
    America Movil SAB de CV, L, ADR ..................       Wireless Telecommunication Services          1,156,278     74,001,792
    Grupo Modelo SAB de CV, C ........................                    Beverages                         456,843      2,192,696
    Grupo Televisa SA ................................                      Media                         3,263,238     15,677,385
    Kimberly Clark de Mexico SAB de CV, A ............               Household Products                   8,385,874     38,179,464
    Telefonos de Mexico SAB de CV (Telmex), L,
      ADR ............................................     Diversified Telecommunication Services           559,258     18,382,811
                                                                                                                     -------------
                                                                                                                       148,434,148
                                                                                                                     -------------
    PAKISTAN 0.7%
    MCB Bank Ltd. ....................................                Commercial Banks                    1,181,000      6,481,098
    Pakistan Telecommunications Corp., A .............     Diversified Telecommunication Services        20,425,833     17,672,317
                                                                                                                     -------------
                                                                                                                        24,153,415
                                                                                                                     -------------
    PHILIPPINES 0.5%
    San Miguel Corp., B ..............................                    Beverages                      13,137,883     18,166,320
                                                                                                                     -------------
    POLAND 0.7%
  a Polski Koncern Naftowy Orlen SA ..................           Oil, Gas & Consumable Fuels              1,107,756     23,256,779
                                                                                                                     -------------
    RUSSIA 8.6%
    Bank Of Moscow ...................................                Commercial Banks                       32,028      1,543,142
    Gazprom OAO ......................................           Oil, Gas & Consumable Fuels              1,727,000     19,048,810
    Gazprom OAO, ADR .................................           Oil, Gas & Consumable Fuels                590,600     26,045,460
    LUKOIL, ADR ......................................           Oil, Gas & Consumable Fuels                367,520     30,467,408
    LUKOIL, ADR (London Exchange) ....................           Oil, Gas & Consumable Fuels                124,000     10,292,000
    Mining and Metallurgical Co. Norilsk
      Nickel .........................................                 Metals & Mining                      322,110     82,460,160


4 | Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
    EMERGING MARKETS SERIES                                              INDUSTRY                     SHARES/RIGHTS      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND RIGHTS (CONTINUED)
    RUSSIA (CONTINUED)
    OGK-5 ............................................               Electric Utilities                   2,210,358  $     344,153
    TGC-5 JSC ........................................   Independent Power Producers & Energy Traders    72,962,952         82,448
    TNK-BP ...........................................          Oil, Gas & Consumable Fuels              12,037,973     24,677,844
  a Unified Energy Systems ...........................               Electric Utilities                  74,745,800     90,816,147
  a VTB Bank OJSC, GDR ...............................                Commercial Banks                       65,700        588,015
a,b VTB Bank OJSC, GDR, 144A .........................                Commercial Banks                      728,538      6,520,415
                                                                                                                     --------------
                                                                                                                       292,886,002
                                                                                                                     --------------
    SINGAPORE 0.7%
    ComfortDelGro Corp. Ltd. .........................                  Road & Rail                       6,629,997      8,657,329
    Fraser and Neave Ltd. ............................            Industrial Conglomerates                3,907,290     14,990,613
                                                                                                                     --------------
                                                                                                                        23,647,942
                                                                                                                     --------------
    SOUTH AFRICA 6.7%
  a Aspen Pharmacare Holdings Ltd. ...................                Pharmaceuticals                     2,016,142      9,808,781
    Barloworld Ltd. ..................................            Industrial Conglomerates                  189,750      3,570,313
    Foschini Ltd. ....................................                Specialty Retail                    2,647,531     19,987,748
    Imperial Holdings Ltd. ...........................            Air Freight & Logistics                 1,226,555     22,971,863
    JD Group Ltd. ....................................                Specialty Retail                    3,263,800     27,578,205
    Lewis Group Ltd. .................................                Specialty Retail                    1,979,075     16,291,639
    Massmart Holdings Ltd. ...........................            Food & Staples Retailing                  158,075      1,913,571
    MTN Group Ltd. ...................................      Wireless Telecommunication Services           2,013,336     30,545,836
    Nedbank Group Ltd. ...............................                Commercial Banks                      937,398     17,013,288
    Remgro Ltd. ......................................         Diversified Financial Services             2,413,135     61,311,104
    Reunert Ltd. .....................................       Electronic Equipment & Instruments             450,787      4,384,960
    Tiger Brands Ltd. ................................                 Food Products                        533,711     14,090,906
                                                                                                                     --------------
                                                                                                                       229,468,214
                                                                                                                     --------------
    SOUTH KOREA 6.9%
    GS Holdings Corp. ................................          Oil, Gas & Consumable Fuels                 234,040     13,323,300
    Hana Financial Group Inc. ........................                Commercial Banks                       62,026      2,924,412
    Kangwon Land Inc. ................................         Hotels, Restaurants & Leisure                889,318     26,236,436
    Lotte Shopping Co. Ltd. ..........................                Multiline Retail                        6,320      2,693,182
    Samsung Electronics Co. Ltd. .....................    Semiconductors & Semiconductor Equipment           75,819     47,635,407
    Shinhan Financial Group Co. Ltd. .................                Commercial Banks                      449,970     29,401,449
  a SK Energy Co. Ltd. ...............................          Oil, Gas & Consumable Fuels                 411,184     71,885,315
    SK Holdings Co. Ltd. .............................            Industrial Conglomerates                  187,565     39,964,133
                                                                                                                     --------------
                                                                                                                       234,063,634
                                                                                                                     --------------
    SWEDEN 1.4%
    Oriflame Cosmetics SA, SDR .......................               Personal Products                      770,814     46,776,905
                                                                                                                     --------------
    TAIWAN 4.6%
    D-Link Corp. .....................................            Communications Equipment                7,390,399     18,342,954
    MediaTek Inc. ....................................    Semiconductors & Semiconductor Equipment          533,026      9,603,778
    Novatek Microelectronics Corp. Ltd. ..............    Semiconductors & Semiconductor Equipment        5,101,428     22,197,113


                                         Quarterly Statements of Investments | 5

Templeton Institutional Funds, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
    EMERGING MARKETS SERIES                                               INDUSTRY                    SHARES/RIGHTS      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND RIGHTS (CONTINUED)
    TAIWAN (CONTINUED)
    President Chain Store Corp. ......................            Food & Staples Retailing               13,560,010  $  38,101,821
    Siliconware Precision Industries Co. .............    Semiconductors & Semiconductor Equipment       12,256,497     27,603,877
    Sunplus Technology Co. Ltd. ......................    Semiconductors & Semiconductor Equipment        5,375,173     10,195,287
    Taiwan Semiconductor Manufacturing Co. Ltd. ......    Semiconductors & Semiconductor Equipment       16,154,640     31,482,614
                                                                                                                     --------------
                                                                                                                       157,527,444
                                                                                                                     --------------
    THAILAND 1.7%
    Kasikornbank Public Co. Ltd., fgn ................                Commercial Banks                    7,206,700     17,346,543
    Siam Cement Public Co. Ltd., fgn. ................             Construction Materials                 3,505,636     26,592,716
    Siam Commercial Bank Public Co. Ltd., fgn. .......                Commercial Banks                      951,500      2,234,741
    Thai Beverages Co. Ltd., fgn. ....................                   Beverages                       64,227,000     11,455,984
  a True Corp. Public Co. Ltd., fgn ., rts.,
      3/28/08 ........................................     Diversified Telecommunication Services         2,088,420             --
                                                                                                                     --------------
                                                                                                                        57,629,984
                                                                                                                     --------------
    TURKEY 10.3%
    Akbank TAS .......................................                Commercial Banks                   16,295,087    124,204,474
    Anadolu Efes Biracilik Ve Malt Sanayii AS ........                   Beverages                        1,396,299     14,576,112
    Arcelik AS, Br. ..................................               Household Durables                   4,849,414     39,373,867
    Tupras-Turkiye Petrol Rafineleri AS ..............          Oil, Gas & Consumable Fuels               2,384,784     63,225,425
  a Turk Hava Yollari Anonim Ortakligi ...............                    Airlines                          657,000      5,116,653
a,b Turk Hava Yollari Anonim Ortakligi, 144A .........                    Airlines                        3,314,000     25,809,114
    Turkcell Iletisim Hizmetleri AS ..................      Wireless Telecommunication Services           4,745,361     40,101,642
    Turkiye Vakiflar Bankasi T.A.O., D ...............                Commercial Banks                   11,039,815     37,683,544
                                                                                                                     --------------
                                                                                                                       350,090,831
                                                                                                                     --------------
    UNITED KINGDOM 2.4%
    Anglo American PLC ...............................                Metals & Mining                     1,229,718     81,680,070
                                                                                                                     --------------
    UNITED STATES 0.1%
  a CTC Media Inc. ...................................                     Media                            140,821      3,092,429
                                                                                                                     --------------
    TOTAL COMMON STOCKS AND RIGHTS
      (COST $1,716,139,015) ..........................                                                               2,828,551,846
                                                                                                                     --------------


6 | Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
    EMERGING MARKETS SERIES                                               INDUSTRY                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    PREFERRED STOCKS 11.6%
    BRAZIL 11.4%
    Banco Bradesco SA, ADR, pfd. .....................                Commercial Banks                    1,345,704  $  39,523,326
    Companhia Vale do Rio Doce, ADR, pfd., A .........                 Metals & Mining                    6,174,700    175,670,215
    Itausa - Investimentos Itau SA, pfd. .............                Commercial Banks                    2,622,576     18,099,065
    Petroleo Brasileiro SA, ADR, pfd. ................           Oil, Gas & Consumable Fuels              1,767,470    114,355,309
    Unibanco - Uniao de Bancos Brasileiros SA,
      GDR, pfd. ......................................                Commercial Banks                      301,500     39,662,325
                                                                                                                     --------------
                                                                                                                       387,310,240
                                                                                                                     --------------
    CHILE 0.2%
    Embotelladora Andina SA, pfd., A .................                    Beverages                       2,336,000      6,663,436
                                                                                                                     --------------
    TOTAL PREFERRED STOCKS
      (COST $133,470,115) ............................                                                                 393,973,676
                                                                                                                     --------------
    TOTAL LONG TERM INVESTMENTS
      (COST $1,849,609,130) ..........................                                                               3,222,525,522
                                                                                                                     --------------

                                                                                                ----------------
                                                                                                PRINCIPAL AMOUNT
                                                                                                ----------------
    SHORT TERM INVESTMENTS 3.1%
    U.S. GOVERNMENT AND AGENCY SECURITIES 3.1%
  d FHLB,
      10/01/07 .......................................                                          $     53,401,000        53,401,000
      12/17/07 - 2/13/08 .............................                                                12,065,000        11,896,960
      12/20/07 .......................................                                                42,800,000        42,376,280
                                                                                                                   ----------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
      (COST $107,593,643) ............................                                                                 107,674,240
                                                                                                                   ----------------
    TOTAL INVESTMENTS
      (COST $1,957,202,773) 97.8% ....................                                                               3,330,199,762
    OTHER ASSETS, LESS LIABILITIES 2.2% ..............                                                                  74,994,903
                                                                                                                   ----------------

    NET ASSETS 100.0% ................................                                                             $ 3,405,194,665
                                                                                                                   ================

See Selected Portfolio Abbreviations on page 17.

a Non-income producing for the twelve months ended September 30, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At September 30, 2007, the aggregate value of these securities was $36,946,952 representing 1.09% of net assets.

c Security purchased on a when-issued or delayed delivery basis.

d The security is traded on a discount basis with no stated coupon rate.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 7

Templeton Institutional Funds, Inc.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FOREIGN EQUITY SERIES                                                   INDUSTRY                        SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 91.9%
  AUSTRALIA 1.1%
  National Australia Bank Ltd. .........................              Commercial Banks                   2,903,680    $ 102,362,128
                                                                                                                      --------------
  AUSTRIA 0.6%
  Telekom Austria AG ...................................   Diversified Telecommunication Services        2,142,600       56,069,560
                                                                                                                      --------------
  BERMUDA 0.7%
  ACE Ltd. .............................................                  Insurance                      1,108,930       67,167,890
                                                                                                                      --------------
  BRAZIL 0.9%
  Embraer-Empresa Brasileira de Aeronautica SA,
     ADR ...............................................             Aerospace & Defense                 1,937,370       85,089,290
                                                                                                                      --------------
  CANADA 1.3%
  Alcan Inc. ...........................................               Metals & Mining                     740,843       73,924,130
  Husky Energy Inc. ....................................         Oil, Gas & Consumable Fuels             1,157,180       48,232,803
                                                                                                                      --------------
                                                                                                                        122,156,933
                                                                                                                      --------------
  CHINA 2.3%
  China Mobile Ltd. ....................................     Wireless Telecommunication Services         8,492,000      139,049,270
  China Telecom Corp. Ltd., H ..........................   Diversified Telecommunication Services       89,754,000       67,652,174
                                                                                                                      --------------
                                                                                                                        206,701,444
                                                                                                                      --------------
  DENMARK 1.3%
a Vestas Wind Systems AS ...............................            Electrical Equipment                 1,451,613      114,690,548
                                                                                                                      --------------
  FINLAND 1.8%
  Stora Enso OYJ, R (EUR/FIM Traded) ...................           Paper & Forest Products               1,673,625       32,603,095
  Stora Enso OYJ, R (SEK Traded) .......................           Paper & Forest Products               2,814,636       54,605,625
  UPM-Kymmene OYJ ......................................           Paper & Forest Products               3,278,200       79,288,696
                                                                                                                      --------------
                                                                                                                        166,497,416
                                                                                                                      --------------
  FRANCE 8.8%
  Accor SA .............................................        Hotels, Restaurants & Leisure              494,470       43,903,490
  AXA SA ...............................................                  Insurance                      2,523,408      112,925,077
  Compagnie Generale des Etablissements
     Michelin, B .......................................               Auto Components                   1,341,820      180,411,332
  France Telecom SA ....................................   Diversified Telecommunication Services        4,107,270      137,589,803
  Sanofi-Aventis .......................................               Pharmaceuticals                   1,441,470      122,066,300
  Sanofi-Aventis, ADR ..................................               Pharmaceuticals                       6,813          289,007
  Suez SA ..............................................               Multi-Utilities                   1,478,380       87,073,522
  Suez SA, ADR .........................................               Multi-Utilities                       7,250          398,750
a Thomson SA ...........................................             Household Durables                  3,066,830       46,710,115
  Total SA, B ..........................................         Oil, Gas & Consumable Fuels               912,298       74,184,626
                                                                                                                      --------------
                                                                                                                        805,552,022
                                                                                                                      --------------
  GERMANY 9.5%
  BASF AG ..............................................                  Chemicals                        365,690       50,774,263
  Bayerische Motoren Werke AG ..........................                 Automobiles                     2,068,610      133,784,528
  Celesio AG ...........................................      Health Care Providers & Services           2,357,104      149,618,852


8 | Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  FOREIGN EQUITY SERIES                                                   INDUSTRY                         SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  GERMANY (CONTINUED)
  Deutsche Post AG .....................................          Air Freight & Logistics                3,820,430    $ 110,927,698
  E.ON AG ..............................................             Electric Utilities                    735,700      135,795,596
a Infineon Technologies AG .............................  Semiconductors & Semiconductor Equipment       4,780,650       82,357,634
  Muenchener Rueckversicherungs-Gesellschaft
     AG ................................................                 Insurance                         321,287       61,580,385
  Siemens AG ...........................................          Industrial Conglomerates               1,043,900      143,287,932
                                                                                                                      --------------
                                                                                                                        868,126,888
                                                                                                                      --------------
  HONG KONG 1.8%
  Cheung Kong (Holdings) Ltd. ..........................    Real Estate Management & Development         2,550,000       42,049,277
  Cheung Kong (Holdings) Ltd., ADR .....................    Real Estate Management & Development            31,535          519,539
  Hutchison Whampoa Ltd. ...............................          Industrial Conglomerates               5,342,550       57,140,123
  Hutchison Whampoa Ltd., ADR ..........................          Industrial Conglomerates                   4,795          256,053
  Swire Pacific Ltd., A ................................    Real Estate Management & Development         5,440,500       65,955,421
  Swire Pacific Ltd., B ................................    Real Estate Management & Development           154,500          370,429
                                                                                                                      --------------
                                                                                                                        166,290,842
                                                                                                                      --------------
  INDIA 5.2%
  Bharat Petroleum Corp. Ltd. ..........................        Oil, Gas & Consumable Fuels              3,541,756       31,778,464
  Housing Development Finance Corp. Ltd. ...............         Thrifts & Mortgage Finance              3,668,470      233,765,527
  ICICI Bank Ltd. ......................................              Commercial Banks                   4,935,848      132,313,333
  Satyam Computer Services Ltd. ........................                IT Services                      6,695,072       74,867,989
  Satyam Computer Services Ltd., ADR ...................                IT Services                         95,400        2,469,906
                                                                                                                      --------------
                                                                                                                        475,195,219
                                                                                                                      --------------
  ISRAEL 0.6%
a Check Point Software Technologies Ltd. ...............                  Software                       2,200,440       55,407,079
                                                                                                                      --------------
  ITALY 3.0%
  Eni SpA ..............................................        Oil, Gas & Consumable Fuels              2,433,040       90,179,019
  Intesa Sanpaolo SpA ..................................              Commercial Banks                   6,705,559       51,782,549
  Mediaset SpA .........................................                   Media                         6,288,570       64,929,259
  UniCredito Italiano SpA ..............................              Commercial Banks                   8,176,565       69,963,596
                                                                                                                      --------------
                                                                                                                        276,854,423
                                                                                                                      --------------
  JAPAN 4.4%
  FUJIFILM Holdings Corp. ..............................     Electronic Equipment & Instruments          1,053,900       48,717,759
  Hitachi Ltd. .........................................     Electronic Equipment & Instruments          6,516,000       43,394,620
  Hitachi Ltd., ADR ....................................     Electronic Equipment & Instruments              2,275          150,469
  Mitsubishi UFJ Financial Group Inc. ..................              Commercial Banks                   3,442,000       31,043,610
  NEC Corp. ............................................          Computers & Peripherals                3,873,000       18,813,737
  NEC Corp., ADR .......................................          Computers & Peripherals                   14,625           69,469
  Nintendo Co. Ltd. ....................................                  Software                         171,900       89,489,162
  Nomura Holdings Inc. .................................              Capital Markets                    1,731,200       29,026,649
  Sompo Japan Insurance Inc. ...........................                 Insurance                       3,473,000       39,848,646
  Sony Corp. ...........................................             Household Durables                  1,023,100       49,609,707
  Sony Corp., ADR ......................................             Household Durables                      4,405          211,704


                                         Quarterly Statements of Investments | 9

Templeton Institutional Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  FOREIGN EQUITY SERIES                                                   INDUSTRY                        SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  JAPAN (CONTINUED)
  Takeda Pharmaceutical Co. Ltd. .......................              Pharmaceuticals                      763,500    $  53,704,884
                                                                                                                      --------------
                                                                                                                        404,080,416
                                                                                                                      --------------
  MEXICO 0.8%
  Telefonos de Mexico SAB de CV (Telmex), L,
     ADR ...............................................   Diversified Telecommunication Services        2,220,074       72,973,832
                                                                                                                      --------------
  NETHERLANDS 5.8%
  ING Groep NV .........................................       Diversified Financial Services            2,548,410      113,135,370
  ING Groep NV, ADR ....................................       Diversified Financial Services               12,965          574,479
  Koninklijke Philips Electronics NV ...................             Household Durables                  2,954,061      133,334,689
  Koninklijke Philips Electronics NV, N.Y. shs. ........             Household Durables                     11,935          536,359
  SBM Offshore NV ......................................        Energy Equipment & Services              2,308,110       90,749,292
  Unilever NV ..........................................               Food Products                     3,797,500      117,248,059
  Unilever NV, N.Y. shs. ...............................               Food Products                         7,620          235,077
  Vedior NV ............................................       Commercial Services & Supplies            1,492,880       32,850,411
  Wolters Kluwer NV ....................................                   Media                         1,499,375       44,518,546
                                                                                                                      --------------
                                                                                                                        533,182,282
                                                                                                                      --------------
  NORWAY 1.4%
a Telenor ASA ..........................................   Diversified Telecommunication Services        6,200,860      124,219,632
                                                                                                                      --------------
  PORTUGAL 0.9%
  Portugal Telecom SGPS SA .............................   Diversified Telecommunication Services        5,742,470       80,501,177
                                                                                                                      --------------
  SINGAPORE 2.2%
  DBS Group Holdings Ltd. ..............................              Commercial Banks                   6,242,185       90,752,639
  DBS Group Holdings Ltd., ADR .........................              Commercial Banks                       7,605          442,801
a Flextronics International Ltd. .......................     Electronic Equipment & Instruments          4,937,150       55,197,337
  Singapore Telecommunications Ltd. ....................   Diversified Telecommunication Services       19,956,000       53,996,850
                                                                                                                      --------------
                                                                                                                        200,389,627
                                                                                                                      --------------
  SOUTH KOREA 4.1%
  Kookmin Bank .........................................              Commercial Banks                     900,573       74,982,149
  Kookmin Bank, ADR ....................................              Commercial Banks                     216,498       17,750,671
  Korea Electric Power Corp. ...........................             Electric Utilities                  1,146,540       53,744,063
  Korea Electric Power Corp., ADR ......................             Electric Utilities                     12,195          282,314
  LG Electronics Inc. ..................................             Household Durables                    938,340       87,661,790
  Samsung Electronics Co. Ltd. .........................  Semiconductors & Semiconductor Equipment         215,227      135,222,383
                                                                                                                      --------------
                                                                                                                        369,643,370
                                                                                                                      --------------
  SPAIN 3.6%
  Banco Santander SA ...................................              Commercial Banks                   4,618,890       89,780,797
  Repsol YPF SA ........................................        Oil, Gas & Consumable Fuels              2,520,610       90,045,780
  Telefonica SA ........................................   Diversified Telecommunication Services        5,433,139      152,097,156
  Telefonica SA, ADR ...................................   Diversified Telecommunication Services            8,892          744,972
                                                                                                                      --------------
                                                                                                                        332,668,705
                                                                                                                      --------------


10 | Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  FOREIGN EQUITY SERIES                                                   INDUSTRY                        SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  SWEDEN 3.5%
  Atlas Copco AB, A ....................................                  Machinery                      6,254,100    $ 108,229,292
  Nordea Bank AB, FDR ..................................              Commercial Banks                   7,277,378      126,718,661
  Securitas AB, B ......................................       Commercial Services & Supplies            1,926,540       25,415,701
a Securitas Direct AB, B ...............................        Diversified Consumer Services            1,926,540        5,651,256
  Securitas Systems AB, B ..............................       Commercial Services & Supplies            1,926,540        7,116,396
  Swedbank AB, A .......................................              Commercial Banks                   1,405,980       47,025,297
                                                                                                                      --------------
                                                                                                                        320,156,603
                                                                                                                      --------------
  SWITZERLAND 5.6%
  Adecco SA ............................................       Commercial Services & Supplies            1,031,040       60,985,485
  Lonza Group AG .......................................                  Chemicals                        682,230       74,435,747
  Nestle SA ............................................                Food Products                      267,320      120,110,275
  Nestle SA, ADR .......................................                Food Products                        2,310          258,547
  Novartis AG ..........................................               Pharmaceuticals                   2,108,180      116,366,465
  Swiss Reinsurance Co. ................................                  Insurance                        922,362       82,172,628
  Swiss Reinsurance Co., ADR ...........................                  Insurance                          3,295          292,497
  UBS AG ...............................................               Capital Markets                   1,115,630       59,407,297
                                                                                                                      --------------
                                                                                                                        514,028,941
                                                                                                                      --------------
  TAIWAN 1.3%
a Chinatrust Financial Holding Co. Ltd. ................              Commercial Banks                  81,127,000       59,537,050
  Chunghwa Telecom Co. Ltd., ADR .......................   Diversified Telecommunication Services        1,372,721       25,367,884
  Compal Electronics Inc., GDR .........................           Computers & Peripherals               1,141,266        6,162,837
b Compal Electronics Inc., GDR, 144A ...................           Computers & Peripherals               4,306,044       23,252,638
                                                                                                                      --------------
                                                                                                                        114,320,409
                                                                                                                      --------------
  UNITED KINGDOM 19.1%
  Aviva PLC ............................................                  Insurance                      7,285,270      109,729,799
  BAE Systems PLC ......................................             Aerospace & Defense                11,307,128      114,193,290
  BP PLC ...............................................         Oil, Gas & Consumable Fuels             9,239,280      107,301,332
  British Sky Broadcasting Group PLC ...................                    Media                        6,149,950       87,469,674
  Cadbury Schweppes PLC ................................                Food Products                    7,511,090       87,153,964
  Compass Group PLC ....................................        Hotels, Restaurants & Leisure           14,860,370       91,841,229
  GlaxoSmithKline PLC ..................................               Pharmaceuticals                   5,095,500      135,247,081
  HSBC Holdings PLC ....................................              Commercial Banks                   4,892,421       89,485,721
  HSBC Holdings PLC, ADR ...............................              Commercial Banks                       3,790          350,954
  Invesco PLC ..........................................               Capital Markets                   3,236,560       43,814,174
  National Grid PLC ....................................               Multi-Utilities                   4,010,399       64,384,548
  Old Mutual PLC .......................................                  Insurance                     16,780,540       55,047,877
  Pearson PLC ..........................................                    Media                        4,080,820       63,260,292
a Rolls-Royce Group PLC ................................             Aerospace & Defense                13,555,704      144,947,087
  Royal Bank of Scotland Group PLC .....................              Commercial Banks                  11,066,530      118,897,272
  Royal Dutch Shell PLC, B, ADR ........................         Oil, Gas & Consumable Fuels             1,431,877      117,557,102
  Smiths Group PLC .....................................          Industrial Conglomerates               1,987,213       43,473,364
  Standard Chartered PLC ...............................              Commercial Banks                   2,715,610       88,917,757
  Vodafone Group PLC ...................................     Wireless Telecommunication Services        34,575,763      124,887,106
  Yell Group PLC .......................................                    Media                        6,031,910       52,955,767
                                                                                                                      --------------
                                                                                                                      1,740,915,390
                                                                                                                      --------------


                                        Quarterly Statements of Investments | 11

Templeton Institutional Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  FOREIGN EQUITY SERIES                                                   INDUSTRY                        SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  UNITED STATES 0.3%
  News Corp., A ........................................                    Media                        1,089,919    $  23,967,319
                                                                                                                      -------------
  TOTAL COMMON STOCKS
     (COST $4,363,006,182) .............................                                                              8,399,209,385
                                                                                                                      -------------

                                                                                                      ------------
                                                                                                       PRINCIPAL
                                                                                                         AMOUNT
                                                                                                      ------------
  SHORT TERM INVESTMENTS 8.1%
  U.S. GOVERNMENT AND AGENCY SECURITIES 4.9%

c FHLB,
     1/10/08 - 3/07/08 .................................                                             $ 135,000,000      132,760,210
     1/11/08 ...........................................                                               125,000,000      123,447,000
     1/23/08 ...........................................                                                98,300,000       96,935,006
c FNMA, 1/04/08 ........................................                                               100,000,000       98,842,800
                                                                                                                      -------------
  TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
     (COST $451,426,808) ...............................                                                                451,985,016
                                                                                                                      -------------
  TOTAL INVESTMENT BEFORE MONEY MARKET FUND
     (COST $4,814,432,990) .............................                                                              8,851,194,401
                                                                                                                      -------------

                                                                                                      ------------
                                                                                                         SHARES
                                                                                                      ------------
  MONEY MARKET FUND (COST $288,794,431) 3.2%

d Franklin Institutional Fiduciary Trust Money Market
     Portfolio, 4.95% ..................................                                               288,794,431      288,794,431
                                                                                                                    ---------------
  TOTAL SHORT TERM INVESTMENTS
     (COST $740,221,239) ...............................                                                                740,779,447
                                                                                                                    ---------------
  TOTAL INVESTMENTS (COST $5,103,227,421)
     100.0% ............................................                                                              9,139,988,832
  OTHER ASSETS, LESS LIABILITIES 0.0% e ................                                                                    854,385
                                                                                                                    ---------------

  NET ASSETS 100.0% ....................................                                                            $ 9,140,843,217
                                                                                                                    ===============

See Selected Currency and Portfolio Abbreviations on page 17.

a Non-income producing for the twelve months ended September 30, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At September 30, 2007 the value of this security was $23,252,638, representing 0.25% of net assets.

c The security is traded on a discount basis with no stated coupon rate.

d The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

e Rounds to less than 0.1% of net assets.


12 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
    FOREIGN SMALLER COMPANIES SERIES                                       INDUSTRY                        SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 95.3%
    COMMON STOCKS 94.3%
    AUSTRALIA 3.3%
    Billabong International Ltd. .....................          Textiles, Apparel & Luxury Goods            72,226   $     960,497
    Downer EDI Ltd. ..................................           Commercial Services & Supplies            174,936         972,175
    Iluka Resources Ltd. .............................                  Metals & Mining                    294,916       1,445,200
    PaperlinX Ltd. ...................................              Paper & Forest Products                626,803       1,691,591
                                                                                                                     -------------
                                                                                                                         5,069,463
                                                                                                                     -------------
    BAHAMAS 0.8%
  a Steiner Leisure Ltd. .............................           Diversified Consumer Services              28,270       1,226,918
                                                                                                                     -------------
    BELGIUM 0.9%
    Barco NV .........................................        Electronic Equipment & Instruments            15,620       1,345,674
                                                                                                                     -------------
    BRAZIL 2.7%
  b Companhia de Saneamento de Minas Gerais, 144A ....                  Water Utilities                    106,900       1,749,591
    Lojas Renner SA ..................................                 Multiline Retail                    122,000       2,442,662
                                                                                                                     -------------
                                                                                                                         4,192,253
                                                                                                                     -------------
    CANADA 8.6%
    CAE Inc. .........................................                Aerospace & Defense                   72,320         973,769
    Dorel Industries Inc., B .........................                Household Durables                    33,400       1,007,592
  a GSI Group Inc. ...................................        Electronic Equipment & Instruments           113,780       1,285,714
    Linamar Corp. ....................................                  Auto Components                     80,190       2,060,289
    MDS Inc. .........................................               Health Care Services                   86,890       1,877,688
    North West Co. Fund ..............................          Diversified Financial Services             122,350       2,450,814
  a Open Text Corp. ..................................           Internet Software & Services               66,100       1,725,533
  a Saxon Energy Services Inc. .......................            Energy Equipment & Services              352,200       1,770,828
                                                                                                                     -------------
                                                                                                                        13,152,227
                                                                                                                     -------------
    CHINA 7.3%
  a AAC Acoustic Technologies Holdings Inc. ..........             Communications Equipment                582,000         717,913
    Bio-Treat Technology Ltd. ........................          Commercial Services & Supplies           1,719,000       1,052,898
    China Oilfield Services Ltd. .....................            Energy Equipment & Services              778,000       1,791,278
    China Resources Power Holdings Co. Ltd. ..........   Independent Power Producers & Energy Traders      718,000       2,230,344
    People's Food Holdings Ltd. ......................                   Food Products                   1,468,000       1,412,964
    Sinotrans Ltd., H ................................              Air Freight & Logistics              3,424,000       2,096,385
    Travelsky Technology Ltd., H .....................                    IT Services                    1,126,000       1,206,462
    Weiqiao Textile Co. Ltd., H ......................         Textiles, Apparel & Luxury Goods            368,000         691,084
                                                                                                                     -------------
                                                                                                                        11,199,328
                                                                                                                     -------------
    DENMARK 1.5%
  a Vestas Wind Systems AS ...........................               Electrical Equipment                   28,360       2,240,696
                                                                                                                     -------------
    FINLAND 3.3%
    Amer Sports OYJ ..................................           Leisure Equipment & Products               92,970       2,154,498
    Elcoteq SE, A ....................................             Communications Equipment                 53,770         363,470
    Huhtamaki OYJ ....................................              Containers & Packaging                  84,460       1,285,184
    Konecranes OYJ ...................................                     Machinery                        31,300       1,259,208
                                                                                                                     -------------
                                                                                                                         5,062,360
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 13

Templeton Institutional Funds, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
    FOREIGN SMALLER COMPANIES SERIES                                        INDUSTRY                      SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    GERMANY 3.5%
    Celesio AG .......................................          Health Care Providers & Services            25,800  $    1,637,673
  a Jenoptik AG ......................................         Electronic Equipment & Instruments          128,600       1,239,760
  a Thiel Logistik AG ................................               Air Freight & Logistics               112,430         373,584
    Vossloh AG .......................................                     Machinery                        18,700       2,011,839
                                                                                                                    --------------
                                                                                                                         5,262,856
                                                                                                                    --------------
    HONG KONG 4.6%
    Dah Sing Financial Group .........................                  Commercial Banks                   103,600         799,542
    Giordano International Ltd. ......................                  Specialty Retail                 1,276,000         626,967
    Hang Lung Group Ltd. .............................        Real Estate Management & Development         267,000       1,517,972
    Hopewell Holdings Ltd. ...........................            Transportation Infrastructure            289,000       1,379,120
    Techtronic Industries Co. Ltd. ...................                 Household Durables                  512,000         583,491
    Texwinca Holdings Ltd. ...........................          Textiles, Apparel & Luxury Goods         1,095,000         908,457
    Yue Yuen Industrial Holdings Ltd. ................          Textiles, Apparel & Luxury Goods           377,500       1,128,938
                                                                                                                    --------------
                                                                                                                         6,944,487
                                                                                                                    --------------
    INDIA 1.0%
    Hindustan Petroleum Corp. Ltd. ...................             Oil, Gas & Consumable Fuels             106,787         716,222
    Tata Motors Ltd., ADR ............................                      Machinery                       38,580         738,421
                                                                                                                    --------------
                                                                                                                         1,454,643
                                                                                                                    --------------
    INDONESIA 0.5%
    PT Indosat Tbk ...................................       Diversified Telecommunication Services        915,400         770,758
                                                                                                                    --------------
    JAPAN 4.4%
    Descente Ltd. ....................................          Textiles, Apparel & Luxury Goods           221,900       1,114,619
    Japan Airport Terminal Co. Ltd. ..................            Transportation Infrastructure             49,900       1,201,127
    MEITEC Corp. .....................................           Commercial Services & Supplies             20,000         586,750
    Sangetsu Co. Ltd. ................................                 Household Durables                   22,100         480,979
    Sohgo Security Services Co. Ltd. .................           Commercial Services & Supplies            102,600       1,666,681
    Takuma Co. Ltd. ..................................                      Machinery                      154,000         883,486
    USS Co. Ltd. .....................................                  Specialty Retail                    11,840         778,201
                                                                                                                    --------------
                                                                                                                         6,711,843
                                                                                                                    --------------
    NETHERLANDS 8.9%
    Aalberts Industries NV ...........................                      Machinery                       90,788       2,164,785
    Draka Holding NV .................................                Electrical Equipment                  68,085       3,039,105
    Imtech NV ........................................             Construction & Engineering               20,490       1,683,702
    OPG Groep NV .....................................          Health Care Providers & Services            72,640       2,361,895
    SBM Offshore NV ..................................             Energy Equipment & Services              39,020       1,534,172
    Vedior NV ........................................           Commercial Services & Supplies            125,870       2,769,735
                                                                                                                    --------------
                                                                                                                        13,553,394
                                                                                                                    --------------
    NORWAY 0.6%
    Prosafe Se .......................................             Energy Equipment & Services              51,920         926,455
                                                                                                                    --------------
    RUSSIA 0.6%
a,c X 5 Retails Group NV, GDR, Reg S .................             Food & Staples Retailing                 27,518         939,189
                                                                                                                    --------------


14 | Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
    FOREIGN SMALLER COMPANIES SERIES                                        INDUSTRY                      SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    SINGAPORE 2.1%
    Cerebos Pacific Ltd. .............................                   Food Products                     435,358  $    1,177,990
    Huan Hsin Holdings Ltd. ..........................         Electronic Equipment & Instruments        1,142,000         415,077
    Osim International Ltd. ..........................                  Specialty Retail                 1,121,360         452,861
    Venture Corp. Ltd. ...............................         Electronic Equipment & Instruments           99,000       1,099,482
                                                                                                                    --------------
                                                                                                                         3,145,410
                                                                                                                    --------------
    SOUTH AFRICA 1.4%
    Foschini Ltd. ....................................                  Specialty Retail                    73,352         553,777
    JD Group Ltd. ....................................                  Specialty Retail                    51,840         438,033
    Massmart Holdings Ltd. ...........................              Food & Staples Retailing                91,956       1,113,170
                                                                                                                    --------------
                                                                                                                         2,104,980
                                                                                                                    --------------
    SOUTH KOREA 8.1%
    Bank of Pusan ....................................                  Commercial Banks                   140,160       2,572,867
    Binggrae Co. Ltd. ................................                   Food Products                      30,380       1,374,270
    Daeduck Electronics Co. Ltd. .....................         Electronic Equipment & Instruments           54,600         425,369
    Daegu Bank Co. Ltd. ..............................                  Commercial Banks                    94,590       1,751,858
    Halla Climate Control Corp. ......................                  Auto Components                    134,760       1,382,645
  a Hansol Paper Co. Ltd. ............................              Paper & Forest Products                 39,720         872,347
    INTOPS Co. Ltd. ..................................         Electronic Equipment & Instruments           20,397         610,662
    People & Telecommunication .......................              Communications Equipment                43,852         570,191
    Sindo Ricoh Co. ..................................                 Office Electronics                    9,657         844,143
    Youngone Corp. ...................................          Textiles, Apparel & Luxury Goods           189,680       1,968,925
                                                                                                                    --------------
                                                                                                                        12,373,277
                                                                                                                    --------------
    SPAIN 0.7%
    Sol Melia SA .....................................           Hotels, Restaurants & Leisure              57,777       1,088,448
                                                                                                                    --------------
    SWEDEN 1.2%
    D. Carnegie & Co. AB .............................                  Capital Markets                     86,860       1,826,687
                                                                                                                    --------------
    SWITZERLAND 2.4%
    Kuoni Reisen Holding AG, B .......................           Hotels, Restaurants & Leisure               1,950         921,392
    Verwaltungs-und Privat-Bank AG ...................                  Capital Markets                      5,090       1,233,144
    Vontobel Holding AG ..............................                  Capital Markets                     30,640       1,570,168
                                                                                                                    --------------
                                                                                                                         3,724,704
                                                                                                                    --------------
    TAIWAN 10.0%
    D-Link Corp. .....................................              Communications Equipment             1,633,448       4,054,214
    Fu Sheng Industrial Co. Ltd. .....................            Leisure Equipment & Products           1,261,902       1,337,883
    Giant Manufacturing Co. Ltd. .....................            Leisure Equipment & Products             708,000       1,839,694
    KYE Systems Corp. ................................              Computers & Peripherals              1,083,436       2,184,467
    Pihsiang Machinery Manufacturing Co. Ltd. ........          Health Care Equipment & Supplies           361,000         828,525
    Simplo Technology Co. Ltd. .......................              Computers & Peripherals                434,500       2,602,873
  a Ta Chong Bank Ltd. ...............................                  Commercial Banks                 2,013,000         752,523
    Taiwan Fu Hsing ..................................                 Building Products                   465,110         357,009
  a Test-Rite International Co. Ltd. .................                    Distributors                   1,942,613       1,318,489
                                                                                                                    --------------
                                                                                                                        15,275,677
                                                                                                                    --------------


                                        Quarterly Statements of Investments | 15

Templeton Institutional Funds, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
    FOREIGN SMALLER COMPANIES SERIES                                       INDUSTRY                       SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    THAILAND 4.0%
    Bank of Ayudhya Public Co. Ltd. ..................                 Commercial Banks                  2,145,700  $    1,721,568
    BEC World Public Co. Ltd., fgn. ..................                       Media                       1,260,300         853,070
    Glow Energy Public Co. Ltd., fgn. ................   Independent Power Producers & Energy Traders    1,490,900       1,522,436
  a Total Access Communication Public Co. Ltd.,
      fgn. ...........................................        Wireless Telecommunication Services        1,544,000       2,068,960
                                                                                                                    --------------
                                                                                                                         6,166,034
                                                                                                                    --------------
    UNITED KINGDOM 11.9%
    Bodycote International PLC .......................                     Machinery                       404,120       2,050,988
  b Bodycote International PLC, 144A .................                     Machinery                        26,520         134,594
    Burberry Group PLC ...............................         Textiles, Apparel & Luxury Goods            117,890       1,585,052
    Electrocomponents PLC ............................        Electronic Equipment & Instruments           158,120         824,332
    Fiberweb PLC .....................................                 Personal Products                   246,970         300,720
    FKI PLC ..........................................                     Machinery                       841,020       1,566,206
    Future PLC .......................................                       Media                         981,830         879,054
    GAME Group PLC ...................................                 Specialty Retail                  1,359,330       5,341,057
    Homeserve PLC ....................................          Commercial Services & Supplies              20,046         709,700
    John Wood Group PLC ..............................            Energy Equipment & Services              266,180       2,158,469
    Kingfisher PLC ...................................                 Specialty Retail                    308,940       1,130,428
    Yule Catto & Company PLC .........................                     Chemicals                       324,690       1,509,990
                                                                                                                    --------------
                                                                                                                        18,190,590
                                                                                                                    --------------

    TOTAL COMMON STOCKS (COST $81,367,385) ...........                                                                 143,948,351
                                                                                                                    --------------

    PREFERRED STOCK (COST $312,943) 1.0%
    GERMANY 1.0%
    Hugo Boss AG, pfd. ...............................         Textiles, Apparel & Luxury Goods             22,130       1,499,081
                                                                                                                    --------------

    TOTAL LONG TERM INVESTMENTS (COST $81,680,328)
      95.3% ..........................................                                                                 145,447,432
    OTHER ASSETS, LESS LIABILITIES 4.7% ..............                                                                   7,208,238
                                                                                                                    --------------
    NET ASSETS 100.0% ................................                                                              $  152,655,670
                                                                                                                    ==============

See Selected Portfolio Abbreviations on page 17.

a Non-income producing for the twelve months ended September 30, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At September 30, 2007, the aggregate value of these securities was $1,884,185, representing 1.23% of net assets.

c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At September 30, 2007, the value of this security was $939,189, representing 0.62% of net assets.


16 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

SELECTED CURRENCY ABBREVIATIONS

EUR     - Euro
FIM     - Finnish Markka
SEK     - Swedish Krona

SELECTED PORTFOLIO ABBREVIATIONS

ADR     - American Depository Receipt
FDR     - Foreign Depository Receipt
FHLB    - Federal Home Loan Bank
FNMA    - Federal National Mortgage Association
GDR     - Global Depository Receipt
SDR     - Swedish Depository Receipt


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 17

Templeton Institutional Funds, Inc.

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Institutional Funds, Inc. (TIFI) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as a diversified, open-end investment company, consisting of three separate portfolios (the Funds).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository


18 | Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

2. SECURITY VALUATION (CONTINUED)

Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Funds' Board of Directors.

3. INCOME TAXES

At September 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                       ----------------------------------------------------
                                                             TIFI              TIFI              TIFI
                                                           EMERGING          FOREIGN        FOREIGN SMALLER
                                                        MARKETS SERIES    EQUITY SERIES    COMPANIES SERIES
                                                       ----------------------------------------------------
Cost of investments ................................   $ 2,036,309,395   $ 5,223,945,015     $ 81,963,102
                                                       ====================================================

Unrealized appreciation ............................   $ 1,343,252,269   $ 3,993,305,004     $ 66,160,194
Unrealized depreciation ............................       (49,361,902)      (77,261,187)      (2,675,864)
                                                       ----------------------------------------------------
Net unrealized appreciation (depreciation) .........   $ 1,293,890,367   $ 3,916,043,817     $ 63,484,330
                                                       ====================================================

4. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Funds believe the adoption of SFAS 157 will have no material impact on their financial statements.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 19





ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INSTITUTIONAL FUNDS, INC.

By /s/JIMMY D. GAMBILL
   -------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
   Date  November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
   -------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
   Date  November 27, 2007

By /s/GALEN G. VETTER
   -------------------------
   Galen G. Vetter
   Chief Financial Officer
   Date  November 27, 2007